Drilling units (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cost
Impairment	$ (1,230)	$ (1,230)	$ 0
Closing balance			37
Accumulated depreciation
Closing balance			(10)
Net book value			27
Drilling units
Cost
Opening balance	7,048	7,048	6,890
Additions		85	61
Impairment		(1,230)
Closing balance		5,903	6,951
Accumulated depreciation
Opening balance	$ (647)	(647)	(231)
Depreciation		(179)	(207)
Closing balance		(826)	(438)
Net book value		$ 5,077	$ 6,513	$ 6,401	$ 6,659